Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to align pay with performance, retain talent, and drive stockholder value through programs and practices that incorporate sound policies and best practices. The following table sets forth additional compensation information for our NEOs, calculated in accordance with 402(v) of SEC Regulations
S-K.
While 2023 Summary Compensation Table (SCT) total compensation values and Compensation Actually Paid (CAP) values are shown together in the below table, they are calculated differently. The SCT compensation values include the accounting fair value of equity awards granted in the year shown (at the time the grant was made), whereas CAP values include a revaluation of current year grants at year-end,
plus the change in the fair value of multiple years of historical equity grants, valued at different times during the year. As CAP includes multiple years of grants, the calculation of CAP each year is heavily impacted by the change in our stock price, and therefore, may be higher or lower than the SCT compensation values.

2023 PAY VERSUS PERFORMANCE

					Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e) (1)(2)	Value of Initial Fixed $100 Investment Based On:			Adjusted EBITDA Excluding Special Items— Non-Normalized (i) (4) (in millions)
Year (a)	Summary Compensation Table Total for PEO (Mr. Oplinger) (b) (1)	Summary Compensation Table Total for PEO (Mr. Harvey) (b) (1)	Compensation Actually Paid to PEO (Mr. Oplinger) 1 (c) (1)(2)	Compensation Actually Paid to PEO (Mr. Harvey) 1 (c) (1)(2)			Total Shareholder Return (f) (3)	Peer Group Total Shareholder Return (g) (3)	Net (Loss) Income (h) (in millions)

2023	$4,706,433	$14,554,320	$2,178,580	$5,644,646	$1,970,208	$849,879	$218.23	$161.49	$(773)	$536

2022	—	$12,837,409	—	$(1,408,893)	$2,594,429	$1,375,931	$213.42	$178.99	$38	$2,224

2021	—	$15,960,369	—	$71,515,331	$3,334,351	$20,684,920	$277.59	$157.75	$570	$2,763

2020	—	$13,280,808	—	$14,328,818	$3,273,590	$4,786,085	$107.16	$116.44	$(14)	$1,151
(1)
William F. Oplinger served as our principal executive officer (“PEO”) from September 24, 2023 through December 31, 2023. Roy C. Harvey served as our PEO from January 1, 2023 through September 24, 2023 and for the full year for each of 2022, 2021 and 2020. For 2023, our non-PEO
NEOs included Molly S. Beerman, Renato Bacchi, Tammi A. Jones, Andrew Hastings, Jeffrey D. Heeter, and Kelly R. Thomas. For 2022, our
non-PEO
NEOs included Messrs. Oplinger, John Slaven, Heeter, and Ms. Thomas. For 2021, our
non-PEO
NEOs included Messrs. Oplinger, Slaven, Timothy Reyes, and Heeter. For 2020, our
non-PEO
NEOs included Messrs. Oplinger, Slaven, Reyes, and Heeter.

(2)
For each of 2023, 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

William F. Oplinger (PEO)	2023

2023 Summary Compensation Table Total for PEO (Mr. Oplinger) (column (b))	$4,706,433

- aggregate change in actuarial present value of pension benefits	$321,426

+ service cost of pension benefits	$0

+ prior service cost of pension benefits	$0

- SCT “Stock Awards” column value	$2,464,324

- SCT “Option Awards” column value	$0

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,473,454

+/- change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(2,242,716)

+ vesting date fair value of equity awards granted and vested in the covered year	$0

+/- change in fair value of equity awards granted in prior years that vested in the covered year	$954,927

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	$72,232

+ excess fair value for equity award modifications	$0

Compensation Actually Paid to PEO (Mr. Oplinger) (column (c))	$2,178,580

Roy C. Harvey (PEO)	2023	2022	2021	2020

2023 Summary Compensation Table Total for PEO (Mr. Harvey) (column (b))	$14,554,320	$12,837,409	$15,960,369	$13,280,808
- aggregate change in actuarial present value of pension benefits	$412,821	$0	$0	$2,067,235

+ service cost of pension benefits	$0	$0	$0	$172,579

+ prior service cost of pension benefits	$0	$0	$0	$0

- SCT “Stock Awards” column value	$8,759,831	$10,474,101	$12,113,517	$8,468,529

- SCT “Option Awards” column value	$0	$0	$0	$0

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$5,237,635	$4,601,646	$31,694,323	$12,187,015

+/- change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(9,966,574)	$(8,254,905)	$36,132,923	$(298,172)

+ vesting date fair value of equity awards granted and vested in the covered year	$0	$0	$0	$0
+/- change in fair value of equity awards granted in prior years that vested in the covered year	$4,774,089	$(556,702)	$(255,037)	$(477,648)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0	$0	$0	$0

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	$217,828	$437,760	$96,270	$0

+ excess fair value for equity award modifications	$0	$0	$0	$0

Compensation Actually Paid to PEO (Mr. Harvey) (column (c))	$5,644,646	$(1,408,893)	$71,515,331	$14,328,818

AVERAGE FOR NON-PEO NEOS	2023	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$1,970,208	$2,594,429	$3,334,351	$3,273,590
- aggregate change in actuarial present value of pension benefits	$34,361	$0	$0	$744,812

+ service cost of pension benefits	$0	$0	$0	$122,172

+ prior service cost of pension benefits	$0	$0	$0	$0

- SCT “Stock Awards” column value	$1,214,594	$1,530,955	$1,817,086	$1,217,556

- SCT “Option Awards” column value	$0	$0	$0	$0

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$627,267	$1,632,281	$8,717,424	$3,283,942

+/- change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(611,911)	$(1,509,632)	$10,469,915	$137,089

+ vesting date fair value of equity awards granted and vested in the covered year	$0	$0	$0	$0
+/- change in fair value of equity awards granted in prior years that vested in the covered year	$197,200	$137,693	$(33,819)	$(68,340)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$106,054	$0	$0	$0

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	$22,124	$52,115	$14,135	$0

+ excess fair value for equity award modifications	$0	$0	$0	$0

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$849,879	$1,375,931	$20,684,920	$4,786,085
(3)
Total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019 and in accordance with Items 201(e) and 402(v) of Regulation
S-K.
For purposes of this pay versus performance disclosure, our peer group is the S&P Metals and Mining Select Industry Index (the “PvP Peer Group”).

Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)	Please see “Attachment A—Additional Information Regarding Performance Measures ” for reconciliations of these non-GAAP financial measures to the most directly comparable GAAP financial measures.

Company Selected Measure Name	Adjusted EBITDA Excluding Special Items— Non-Normalized
Named Executive Officers, Footnote
(1)
William F. Oplinger served as our principal executive officer (“PEO”) from September 24, 2023 through December 31, 2023. Roy C. Harvey served as our PEO from January 1, 2023 through September 24, 2023 and for the full year for each of 2022, 2021 and 2020. For 2023, our non-PEO
NEOs included Molly S. Beerman, Renato Bacchi, Tammi A. Jones, Andrew Hastings, Jeffrey D. Heeter, and Kelly R. Thomas. For 2022, our
non-PEO
NEOs included Messrs. Oplinger, John Slaven, Heeter, and Ms. Thomas. For 2021, our
non-PEO
NEOs included Messrs. Oplinger, Slaven, Timothy Reyes, and Heeter. For 2020, our
non-PEO
NEOs included Messrs. Oplinger, Slaven, Reyes, and Heeter.

Peer Group Issuers, Footnote	Total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019 and in accordance with Items 201(e) and 402(v) of Regulation
S-K.
For purposes of this pay versus performance disclosure, our peer group is the S&P Metals and Mining Select Industry Index (the “PvP Peer Group”).

	Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Adjustment To PEO Compensation, Footnote
(2)
For each of 2023, 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

William F. Oplinger (PEO)	2023

2023 Summary Compensation Table Total for PEO (Mr. Oplinger) (column (b))	$4,706,433

- aggregate change in actuarial present value of pension benefits	$321,426

+ service cost of pension benefits	$0

+ prior service cost of pension benefits	$0

- SCT “Stock Awards” column value	$2,464,324

- SCT “Option Awards” column value	$0

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,473,454

+/- change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(2,242,716)

+ vesting date fair value of equity awards granted and vested in the covered year	$0

+/- change in fair value of equity awards granted in prior years that vested in the covered year	$954,927

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	$72,232

+ excess fair value for equity award modifications	$0

Compensation Actually Paid to PEO (Mr. Oplinger) (column (c))	$2,178,580

Roy C. Harvey (PEO)	2023	2022	2021	2020

2023 Summary Compensation Table Total for PEO (Mr. Harvey) (column (b))	$14,554,320	$12,837,409	$15,960,369	$13,280,808
- aggregate change in actuarial present value of pension benefits	$412,821	$0	$0	$2,067,235

+ service cost of pension benefits	$0	$0	$0	$172,579

+ prior service cost of pension benefits	$0	$0	$0	$0

- SCT “Stock Awards” column value	$8,759,831	$10,474,101	$12,113,517	$8,468,529

- SCT “Option Awards” column value	$0	$0	$0	$0

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$5,237,635	$4,601,646	$31,694,323	$12,187,015

+/- change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(9,966,574)	$(8,254,905)	$36,132,923	$(298,172)

+ vesting date fair value of equity awards granted and vested in the covered year	$0	$0	$0	$0
+/- change in fair value of equity awards granted in prior years that vested in the covered year	$4,774,089	$(556,702)	$(255,037)	$(477,648)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0	$0	$0	$0

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	$217,828	$437,760	$96,270	$0

+ excess fair value for equity award modifications	$0	$0	$0	$0

Compensation Actually Paid to PEO (Mr. Harvey) (column (c))	$5,644,646	$(1,408,893)	$71,515,331	$14,328,818

Non-PEO NEO Average Total Compensation Amount	$ 1,970,208	$ 2,594,429	$ 3,334,351	$ 3,273,590
Non-PEO NEO Average Compensation Actually Paid Amount	$ 849,879	1,375,931	20,684,920	4,786,085
Adjustment to Non-PEO NEO Compensation Footnote

AVERAGE FOR NON-PEO NEOS	2023	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$1,970,208	$2,594,429	$3,334,351	$3,273,590
- aggregate change in actuarial present value of pension benefits	$34,361	$0	$0	$744,812

+ service cost of pension benefits	$0	$0	$0	$122,172

+ prior service cost of pension benefits	$0	$0	$0	$0

- SCT “Stock Awards” column value	$1,214,594	$1,530,955	$1,817,086	$1,217,556

- SCT “Option Awards” column value	$0	$0	$0	$0

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$627,267	$1,632,281	$8,717,424	$3,283,942

+/- change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(611,911)	$(1,509,632)	$10,469,915	$137,089

+ vesting date fair value of equity awards granted and vested in the covered year	$0	$0	$0	$0
+/- change in fair value of equity awards granted in prior years that vested in the covered year	$197,200	$137,693	$(33,819)	$(68,340)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$106,054	$0	$0	$0

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	$22,124	$52,115	$14,135	$0

+ excess fair value for equity award modifications	$0	$0	$0	$0

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$849,879	$1,375,931	$20,684,920	$4,786,085

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List
The following table lists the financial performance measures that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs for fiscal 2023 to our performance:

Adj. EBITDA excluding special items (non-normalized)

Relative Total Shareholder Return

Average Return on Equity

Free Cash Flow (normalized)

Total Shareholder Return Amount	$ 218.23	213.42	277.59	107.16
Peer Group Total Shareholder Return Amount	161.49	178.99	157.75	116.44
Net Income (Loss)	$ (773,000,000)	$ 38,000,000	$ 570,000,000	$ (14,000,000)
Company Selected Measure Amount	536,000,000	2,224,000,000	2,763,000,000	1,151,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adj. EBITDA excluding special items (non-normalized)
Non-GAAP Measure Description	Please see “Attachment A—Additional Information Regarding Performance Measures ” for reconciliations of these non-GAAP financial measures to the most directly comparable GAAP financial measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Average Return on Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow (normalized)
William F. Oplinger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,706,433
PEO Actually Paid Compensation Amount	$ 2,178,580
PEO Name	William F. Oplinger
Roy C. Harvey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,554,320	$ 12,837,409	$ 15,960,369	$ 13,280,808
PEO Actually Paid Compensation Amount	$ 5,644,646	(1,408,893)	71,515,331	14,328,818
PEO Name	Roy C. Harvey
PEO | William F. Oplinger [Member] | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (321,426)
PEO | William F. Oplinger [Member] | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William F. Oplinger [Member] | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William F. Oplinger [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,464,324)
PEO | William F. Oplinger [Member] | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William F. Oplinger [Member] | YearEnd Fair Value Of Equity Awards Granted In The Covered Year That Are Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,473,454
PEO | William F. Oplinger [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,242,716)
PEO | William F. Oplinger [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William F. Oplinger [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	954,927
PEO | William F. Oplinger [Member] | Fair Value As Of Prior Year End Of Equity Awards Granted In Prior Years That Failed To Vest In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William F. Oplinger [Member] | Dollar Value Of Dividends Earnings Paid Prior To The Vesting Date On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,232
PEO | William F. Oplinger [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Roy C. Harvey [Member] | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(412,821)	0	0	(2,067,235)
PEO | Roy C. Harvey [Member] | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	172,579
PEO | Roy C. Harvey [Member] | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Roy C. Harvey [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,759,831)	(10,474,101)	(12,113,517)	(8,468,529)
PEO | Roy C. Harvey [Member] | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Roy C. Harvey [Member] | YearEnd Fair Value Of Equity Awards Granted In The Covered Year That Are Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,237,635	4,601,646	31,694,323	12,187,015
PEO | Roy C. Harvey [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,966,574)	(8,254,905)	36,132,923	(298,172)
PEO | Roy C. Harvey [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Roy C. Harvey [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,774,089	(556,702)	(255,037)	(477,648)
PEO | Roy C. Harvey [Member] | Fair Value As Of Prior Year End Of Equity Awards Granted In Prior Years That Failed To Vest In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Roy C. Harvey [Member] | Dollar Value Of Dividends Earnings Paid Prior To The Vesting Date On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	217,828	437,760	96,270	0
PEO | Roy C. Harvey [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,361)	0	0	(744,812)
Non-PEO NEO | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	122,172
Non-PEO NEO | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,214,594)	(1,530,955)	(1,817,086)	(1,217,556)
Non-PEO NEO | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | YearEnd Fair Value Of Equity Awards Granted In The Covered Year That Are Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	627,267	1,632,281	8,717,424	3,283,942
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(611,911)	(1,509,632)	10,469,915	137,089
Non-PEO NEO | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	197,200	137,693	(33,819)	(68,340)
Non-PEO NEO | Fair Value As Of Prior Year End Of Equity Awards Granted In Prior Years That Failed To Vest In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,054)	0	0	0
Non-PEO NEO | Dollar Value Of Dividends Earnings Paid Prior To The Vesting Date On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,124	52,115	14,135	0
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0